Pension plan and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of asset policy and medical plan

	2024	2023

PAMEC/asset policy and medical plan	3,461	5,019

Schedule of liabilities and assets related to retirement and health care plans

	Plans						Total
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan	2024	2023

Reconciliation of assets and liabilities	(i)	(i)	(i)

Present value of the actuarial obligations	32,363	8,704	96	1,080	10,549	2,381	55,173	62,926
Fair value of the plan assets	(54,193)	(16,406)	(255)	-	(10,804)	-	(81,658)	(80,343)
Excess present value of obligations over fair value of assets	(21,830)	(7,702)	(159)	1,080	(255)	2,381	(26,485)	(17,417)
Amount recognized in other comprehensive income	12,699	5,365	40		255		18,359	11,876
Net actuarial liabilities/(assets)	(9,131)	(2,337)	(119)	1,080	-	2,381	(8,126)	(5,541)

(i)	No asset was recognized by the sponsors, due to the impossibility of reimbursing this surplus, and the fact that the sponsor’s contributions will not be reduced in the future.

Schedule of changes in net actuarial liabilities (assets)

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Actuarial liabilities (assets) on 12/31/2023	(8,636)	(1,779)	(145)	1,007	896	3,116
Expense (revenue) recognized in income (loss)	(683)	(167)	(12)	91	85	414
Sponsor’s contributions	2,850	-	21	(78)	0	(32)
Recognized actuarial (gains) or losses	(2,662)	(391)	17	60	(981)	(1,117)
Unrecognized actuarial (gains) or losses	-	-	-	-	-	-
Net actuarial liabilities (assets) on 12/31/2024	(9,131)	(2,337)	(119)	1,080	-	2,381

Schedule of reconciliation of present value of obligations

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Value of obligations on 12/31/2023	37,738	9,131	109	1007	11,825	3,116
Current service cost	-	-	-	-	-	120
Interest on actuarial liability	3,382	809	10	91	1,089	294
Benefits paid in the year	(3,138)	(931)	(9)	(78)	(646)	(32)
Contributions paid by participants	-	-	-	-	-	-
(Gains)/losses in obligations	(5,619)	(305)	(14)	60	(1,719)	(1,117)

Value of obligations on 12/31/2024	32,363	8,704	96	1,080	10,549	2,381

Schedule of reconciliation of fair value of assets

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Fair value of assets on 12/31/2023	54,544	14,583	287	-	10,929	-
Benefits paid in the year	(3,138)	(931)	(9)	(78)	(646)	-
Effective return on assets for the year	4,832	1,319	25	-	1,004	-
Company’s contributions / (returns)	(2,850)	-	(21)	78	-	-
Actuarial gain (loss) on plan assets	805	1435	(27)	-	(483)	-
Fair value of assets on 12/31/2024	54,193	16,406	255	-	10,804	-

Schedule of expenses planned

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Current service cost (with interest)	-	-	-	-	-	112
Interest on actuarial obligations	3,282	895	10	112	1,090	254
Expected return on assets	(5,467)	(1,735)	(27)	-	(1,117)	-
Interest on the effect of the (asset)/liability limit	1,361	585	4	-	27	-

Total unrecognized net expense (revenue)	(824)	(255)	(13)	112	-	366

Schedule of actuarial assumptions

Nominal discount rate for the actuarial obligation:	PBS South: 10.75% / 7.00%; PBS Nordeste: 10.67% / 6.93%; CA: 10.72% / 6.98%; PBS-A: 10.91% / 7.16%; AES: 10.67% / 6.93%; PAMEC: 10.83% / 7.08%; FIBER: 10.66% / 6.92%
Salary growth rate - nominal:	PBS Nordeste: 3.50% / 0.00% PBS Sul, CA, PBS-A, AES, PAMEC and FIBER: Not applicable
Biometric general mortality table:	PBS, CA, PAMEC and FIBER: AT-2000 segregated per sex, decreased by 10%; PBS-A: AT-2000, segregated by gender; AES: Male AT-2000, attenuated by 10%
Biometric table of new disability benefit vested:	PBS and FIBER: Álvaro Vindas; CA, PBS-A, AES and PAMEC: Not applicable
Expected turnover rate:	PBS: Null; CA, PBS-A, AES and PAMEC: Not applicable; FIBER: 0.15/(length of service + 1), being null as of 50 years old
Probability of retirement:	PBS and FIBER: 100% at 1st eligibility; CA, PBS-A, AES and PAMEC: Not applicable
Estimated long-term inflation rate	3.50% p.a.
Determination method	Projected Unit Credit Method